Share-based payments - Summary of Terms and Conditions, Relating to the Grants of the Non-vested Stock Award under the Equity Compensation Plan (Detail)	12 Months Ended
Dec. 31, 2023 shares
February, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,316
Contractual life	5 years
February, 2018 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.15
February, 2018 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.15
February, 2018 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.15
February, 2018 | Vesting Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.25
February, 2018 | Vesting Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.30
February, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	15,951
Contractual life	3 years
February, 2019 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.01
February, 2019 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2019 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2019 | Vesting Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	9,256
Contractual life	3 years
June, 2019 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2019 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2019 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	977
Contractual life	3 years
June, 2019 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2019 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2019 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
August, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,039
Contractual life	3 years
August, 2019 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
August, 2019 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
August, 2019 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	24,650
Contractual life	3 years
February, 2020 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.01
February, 2020 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2020 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2020 | Vesting Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	32,852
Contractual life	5 years
February, 2021 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021 | Vesting Tranche 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021 | Vesting Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.20
February, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	103,802
Contractual life	3 years
February, 2021 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2021 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2021 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
April, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	1,145
Contractual life	3 years
April, 2021 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
April, 2021 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
April, 2021 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	13,943
Contractual life	3 years
February, 2022 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2022 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2022 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	20,368
Contractual life	3 years
June, 2022 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	994
Contractual life	3 years
June, 2022 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2022 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	30,567
Contractual life	3 years
February, 2023 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2023 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
February, 2023 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	10,809
Contractual life	3 years
June, 2023 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2023 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
June, 2023 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
September, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments	634
Contractual life	3 years
September, 2023 | Vesting Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
September, 2023 | Vesting Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33
September, 2023 | Vesting Tranche 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting conditions	0.33